Risk management (Details Text)	12 Months Ended
Dec. 31, 2017
Risk Management Details Text [Abstract]
Percentage of debt denominated in US dollars	70.00%
Percentage, Cash and cash equivalents	17.40%
Description of hedging instruments used to hedge risk exposures and how they are used	Braskem has two revolving credit lines for the purpose of managing liquidity risks, which may be used without restrictions to improve the Company’s credit quality or in the event of deterioration in the macroeconomic scenario, in the amounts of: (i) US$750 million until December 2019; and (ii) US$500 million until September 2019